Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-A

Servicer’s Report

Collection Period Start	1-May-18	Distribution Date	15-Jun-18
Collection Period End	31-May-18	30/360 Days	30
Beg. of Interest Period	15-May-18	Actual/360 Days	31
End of Interest Period	15-Jun-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,392,866,550.14	454,313,572.65	403,327,109.98	0.2895662
Total Securities		1,392,866,550.14	454,313,572.65	403,327,109.98	0.2895662
Class A-1 Notes	0.620000%	154,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.220000%	407,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	2.298710%	115,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.490000%	380,000,000.00	117,447,022.51	66,460,559.84	0.1748962
Class A-4 Notes	1.650000%	114,000,000.00	114,000,000.00	114,000,000.00	1.0000000
Certificates	0.000000%	222,866,550.14	222,866,550.14	222,866,550.14	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	50,986,462.67	145,830.05	134.1749018	0.3837633
Class A-4 Notes	0.00	156,750.00	0.0000000	1.3750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	50,986,462.67	302,580.05

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	6,431,863.68
Monthly Interest	2,435,724.11

Total Monthly Payments	8,867,587.79

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	307,809.41
Aggregate Sales Proceeds Advance	18,183,894.72

Total Advances	18,491,704.13

Vehicle Disposition Proceeds:
Reallocation Payments	34,408,337.92
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	12,142,367.97
Excess Wear and Tear and Excess Mileage	411,072.47
Remaining Payoffs	0.00
Net Insurance Proceeds	532,895.60
Residual Value Surplus	1,442,752.03

Total Collections	76,296,717.91

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination		20,090,134.00			1,277
Involuntary Repossession		254,072.92			19
Voluntary Repossession		120,549.00			9
Full Termination		13,932,565.00			943
Bankruptcty		11,017.00			1
Insurance Payoff			525,344.06		29
Customer Payoff				584,391.57	37
Grounding Dealer Payoff				8,524,794.08	499
Dealer Purchase				2,683,961.77	128

Total		34,408,337.92	525,344.06	11,793,147.42	2,942

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	26,342	536,620,972.94	7.00000%	454,313,572.65
Total Depreciation Received		(8,285,300.39)		(6,361,494.35)
Principal Amount of Gross Losses	(55)	(989,962.90)		(857,223.94)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,170)	(21,742,622.09)		(18,439,618.02)
Scheduled Terminations	(1,641)	(28,460,900.20)		(25,328,126.36)

Pool Balance - End of Period	23,476	477,142,187.36		403,327,109.98
Remaining Pool Balance
Lease Payment				45,560,713.23
Residual Value				357,766,396.75

Total				403,327,109.98

III. DISTRIBUTIONS

Total Collections					76,296,717.91
Reserve Amounts Available for Distribution					0.00

Total Available for Distribution					76,296,717.91

NISSAN AUTO LEASE TRUST 2016-A

Servicer’s Report

1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	344,407.95
3. Reimbursement of Sales Proceeds Advance	19,818,665.38
4. Servicing Fee:
Servicing Fee Due	378,594.64
Servicing Fee Paid	378,594.64
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	20,541,667.97

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	145,830.05
Class A-3 Notes Monthly Interest Paid	145,830.05
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	156,750.00
Class A-4 Notes Monthly Interest Paid	156,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	302,580.05
Total Note and Certificate Monthly Interest Paid	302,580.05
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	55,452,469.89
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	50,986,462.67
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	50,986,462.67
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	4,466,007.22

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,964,332.75
Required Reserve Account Amount	20,892,998.25
Beginning Reserve Account Balance	20,892,998.25
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	20,892,998.25
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	4,466,007.22
Gross Reserve Account Balance	25,359,005.47
Remaining Available Collections Released to Seller	4,466,007.22
Total Ending Reserve Account Balance	20,892,998.25

NISSAN AUTO LEASE TRUST 2016-A

Servicer’s Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			5.29
Monthly Prepayment Speed			75%
Lifetime Prepayment Speed			84%
		$	units
Recoveries of Defaulted and Casualty Receivables		1,038,352.97
Securitization Value of Defaulted Receivables and Casualty Receivables		857,223.94	55
Aggregate Defaulted and Casualty Gain (Loss)		181,129.03
Pool Balance at Beginning of Collection Period		454,313,572.65
Net Loss Ratio
Current Collection Period		0.0399%
Preceding Collection Period		0.0064%
Second Preceding Collection Period		-0.0190%
Third Preceding Collection Period		-0.0433%
Cumulative Net Losses for all Periods		0.2790%	3,885,761.22

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.90%	4,086,238.27	255
61-90 Days Delinquent	0.20%	898,951.02	56
91-120 Days Delinquent	0.11%	480,693.71	29
More than 120 Days	0.01%	29,538.41	1

Total Delinquent Receivables:	1.20%	5,495,421.41	341

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.31%	0.33%
Preceding Collection Period		0.26%	0.28%
Second Preceding Collection Period		0.28%	0.30%
Third Preceding Collection Period		0.34%	0.36%
60 Day Delinquent Receivables		1,683,358.70
Delinquency Percentage		0.37%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		34,022,699.00	2,220
Securitization Value		33,876,161.06	2,220

Aggregate Residual Gain (Loss)		146,537.94

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		423,241,325.75	29,470
Cumulative Securitization Value		443,154,196.36	29,470

Cumulative Residual Gain (Loss)		(19,912,870.61)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			28,381,651.51
Reimbursement of Outstanding Advance			19,818,665.38
Additional Advances for current period			18,183,894.72

Ending Balance of Residual Advance			26,746,880.85

Beginning Balance of Payment Advance			954,497.51
Reimbursement of Outstanding Payment Advance			344,407.95
Additional Payment Advances for current period			307,809.41

Ending Balance of Payment Advance			917,898.97

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?			NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?			NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?			NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?			NO